Accounts Receivable (Details)	6 Months Ended
Dec. 31, 2024 USD ($)
Accounts Receivable [Line Items]
Accounts receivable percentage	70.50%
Accounts Receivable [Member]
Accounts Receivable [Line Items]
Accounts receivable from customers	$ 6,495,836